Provisions and Other Liabilities - Timing of Future Payments in Respect of Unfunded Pension and Other Post-employment Benefit Plans (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of defined benefit plans [Line Items]
Expected timing of payments in respect of unfunded pension and other post-employment benefit plans	€ 1,097
Less than 1 year [Member]
Disclosure of defined benefit plans [Line Items]
Expected timing of payments in respect of unfunded pension and other post-employment benefit plans	56
1 to 3 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected timing of payments in respect of unfunded pension and other post-employment benefit plans	108
3 to 5 years [Member]
Disclosure of defined benefit plans [Line Items]
Expected timing of payments in respect of unfunded pension and other post-employment benefit plans	116
More Than 5 Years [Member]
Disclosure of defined benefit plans [Line Items]
Expected timing of payments in respect of unfunded pension and other post-employment benefit plans	€ 817